Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 26, 2021
PSF PGIM Jennison Growth Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: PSF PGIM JENNISON GROWTH PORTFOLIONote: Prior to the effective date of this prospectus, the PSF PGIM Jennison Growth Portfolio was named the “Jennison Portfolio.”
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year ended December 31, the Portfolio's portfolio turnover rate was 56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio normally invests at least 65% of its total assets in equity and equity-related securities of companies that exceed $1 billion in market capitalization at the time of investment and that the subadviser believes that growth in earnings and cash flows drives share prices over the long term; that excess returns are generated by investing in market-leading companies that create economic value through long-duration competitive advantages; and that a deeply researched understanding of company and industry fundamentals leads to successful stock selection. The subadviser looks for companies with unique business models that build sustainable competitive advantages; catalysts that drive growth rates well above that of the market; superior financial characteristics; and attractive long-term valuations. The subadviser seeks to capture acceleration or duration of growth that is not fully reflected in a stock’s price. Given the subadviser’s selection criteria and proclivity for fast growing companies, the Portfolio may at times have a more aggressive risk profile than peer funds, depending on market conditions. The subadviser may invest up to 30% of the Portfolio’s assets in foreign securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The risks summarized below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio.An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, the Portfolio cannot guarantee success. The order of the below risk factors does not indicate the significance of any particular risk factor.Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio.Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.Investment Style Risk. Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.Market Capitalization Risk. Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the Portfolio may invest a portion of its assets in securities issued by small-cap companies, it is likely to be more volatile than a portfolio that focuses on securities issued by larger companies. Small-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolioare subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events,including war, terrorism, environmental disasters, natural disasters or events, political or civil instability, and public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics), among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC, and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.
Risk Lose Money [Text]	rr_RiskLoseMoney	All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.Past performance does not mean that the Portfolio will achieve similar results in the future.The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.The table also demonstrates how the Portfolio's performance compares to the returns of the Russell 1000 Growth Index which includes stocks of companies with similar investment objectives. Annual return information is provided only for Class I shares. Because all of the Portfolio’s shares are invested in the same portfolio of securities, annual returns for Class II and Class III shares would be lower because Class II and Class III shares do not have the same expenses as Class I shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table also demonstrates how the Portfolio's performance compares to the returns of the Russell 1000 Growth Index which includes stocks of companies with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not mean that the Portfolio will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class I Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:Worst Quarter:35.59%2nd Quarter 2020-16.39%4th Quarter 2018
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2020)
PSF PGIM Jennison Growth Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
+ Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
+ Administration Fees	rr_Component1OtherExpensesOverAssets	none
+ Other Expenses	rr_OtherExpensesOverAssets	0.02%
= Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	$ 63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	774
1 Year	rr_ExpenseExampleNoRedemptionYear01	63
3 Years	rr_ExpenseExampleNoRedemptionYear03	199
5 Years	rr_ExpenseExampleNoRedemptionYear05	346
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 774
2011	rr_AnnualReturn2011	0.30%
2012	rr_AnnualReturn2012	16.18%
2013	rr_AnnualReturn2013	37.66%
2014	rr_AnnualReturn2014	9.99%
2015	rr_AnnualReturn2015	11.48%
2016	rr_AnnualReturn2016	(0.90%)
2017	rr_AnnualReturn2017	36.69%
2018	rr_AnnualReturn2018	(0.78%)
2019	rr_AnnualReturn2019	33.34%
2020	rr_AnnualReturn2020	56.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.39%)
1 Year	rr_AverageAnnualReturnYear01	56.20%
5 Years	rr_AverageAnnualReturnYear05	22.86%
10 Years	rr_AverageAnnualReturnYear10	18.60%
PSF PGIM Jennison Growth Portfolio | Class II
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
+ Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%
+ Other Expenses	rr_OtherExpensesOverAssets	0.02%
= Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	$ 104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
1 Year	rr_ExpenseExampleNoRedemptionYear01	104
3 Years	rr_ExpenseExampleNoRedemptionYear03	325
5 Years	rr_ExpenseExampleNoRedemptionYear05	563
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,248
1 Year	rr_AverageAnnualReturnYear01	55.57%
5 Years	rr_AverageAnnualReturnYear05	22.37%
10 Years	rr_AverageAnnualReturnYear10	18.13%
PSF PGIM Jennison Growth Portfolio | Class III
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
+ Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Administration Fees	rr_Component1OtherExpensesOverAssets	none
+ Other Expenses	rr_OtherExpensesOverAssets	0.02%
= Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	$ 89
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	1,073
1 Year	rr_ExpenseExampleNoRedemptionYear01	89
3 Years	rr_ExpenseExampleNoRedemptionYear03	278
5 Years	rr_ExpenseExampleNoRedemptionYear05	482
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,073
PSF PGIM Jennison Growth Portfolio | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.21%
10 Years	rr_AverageAnnualReturnYear10	13.87%
PSF PGIM Jennison Growth Portfolio | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.49%
5 Years	rr_AverageAnnualReturnYear05	21.00%
10 Years	rr_AverageAnnualReturnYear10	17.21%